Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and other liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Trade payables and accruals		2,595	2,604
Compensation payable		592	589
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability (1)	28	149	135
Derivative liabilities	28	69	49
Provisions	25	53	33
Commodity taxes payable		33	101
Severance and other costs payable		23	35
CRTC deferral account obligation	28	13	13
Other current liabilities		408	395
Total trade payables and other liabilities		3,935	3,954
(1)Represents BCE’s obligation to repurchase the BCE Master Trust Fund’s (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other (expense) income in the income statements.